OTHER (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Expenses Income Net
OTHER (EXPENSES) INCOME, NET

26       OTHER (EXPENSES) INCOME, NET

Other (expenses) income, net for the year ended December 31, 2025 primarily consist of provisions recognized to reflect the estimated partial non-recoverability of VAT credits related to Minosa ($8,250), the expected discount on the sale of VAT (ICMS) credits from Apoena ($1,922). For the year ended December 31, 2024, this line item consisted of other expenses of $1,267, and for the year ended December 31, 2023, it consisted of a loss from equity method loss of $1,894, a gain on the acquisition of a joint venture of $5,505, and other expenses of ($2,951).